Inventories	12 Months Ended
Dec. 31, 2015
Inventory Disclosure [Abstract]
Inventories

9. INVENTORIES

Inventories consist of:

	2015	2014
Raw materials and supplies	$843	$846
Work-in-process	246	233
Finished goods	311	338
Tooling and engineering	1,164	1,108

	$2,564	$2,525

Tooling and engineering inventory represents costs incurred on tooling and engineering services contracts in excess of billed and unbilled amounts included in accounts receivable.